Equity - Additional Information (Detail)						12 Months Ended
	Aug. 07, 2023 EUR (€)	Apr. 25, 2023 EUR (€) € / shares shares	May 14, 2021 EUR (€) € / shares shares	Jun. 12, 2020 EUR (€) € / shares shares	Jul. 02, 2019 EUR (€)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2023 EUR (€)	Jul. 14, 2022 EUR (€) € / shares shares	Jan. 01, 2022 € / shares	May 14, 2021 $ / shares
Disclosure of classes of share capital [line items]
Share capital						€ 6,234,000	€ 5,668,000
Proceeds from issuing shares						12,769,000	11,201,000	€ 66,542,000
Issue of equity						12,770,000	11,201,000	66,542,000
Conversion and purchase rights in the issuance of bonds replaceable with share certificates						2,720,541,000	2,619,974,000	2,046,474,000
Authorized capital						3,079,679,000	2,605,325,000	880,325,000
Issued capital [member]
Disclosure of classes of share capital [line items]
Issue of equity						566,000	425,000	1,248,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Issue of equity						€ 12,204,000	10,776,000	70,794,000
Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Share Price | € / shares		€ 22.02
Proceeds from issuing shares		€ 12,800,000
Affiliates One [Member] | Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares		401,309
Affiliates Two [Member] | Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares		163,915
2017/I Conditional Capital | Employees Of The Company Or Its Affiliates
Disclosure of classes of share capital [line items]
Reduction in conversion and purchase rights in the issuance of bonds replaceable with share certificates				€ 1,500,000
2019 Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates	€ 173,250,000				€ 270,000,000
2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates				34,473,000
2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Conversion and purchase rights in the issuance of bonds replaceable with share certificates								1,179,679,000
2021I Authorized Capital
Disclosure of classes of share capital [line items]
Nominal value per share. | € / shares						€ 0
Authorized capital								€ 691,827,000
2022/II Authorized Capital
Disclosure of classes of share capital [line items]
Authorized capital							€ 188,498,000
Bearer Shares
Disclosure of classes of share capital [line items]
Share capital		€ 5,668,391				€ 6,233,615			€ 5,668,391
Number Of Shares Issued | shares						565,224
Nominal value per share. | € / shares						€ 1					€ 1
Bearer Shares | Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Share capital						€ 6,233,615
Number Of Shares Issued | shares		565,224
Bearer Shares | Subscription Agreement [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through change in equity of subsidiaries, equity		€ 565,224,000
Bearer Shares | Subscription Agreement [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Increase of capital reserve by transaction costs						1,420,000
Increase (decrease) through change in equity of subsidiaries, equity		€ 12,203,777,810
Bearer Shares | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares			457,501
Bearer Shares | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital				€ 1,277,893
Number Of Shares Issued | shares				1,277,893
Nominal value per share. | € / shares				€ 0
Convertible bonds and/or bonds with warrants issued to the bearer						€ 150,000,000
Bearer Shares | 2021/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Nominal value per share. | $ / shares												$ 0
Bearer Shares | 2021/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 103,321
Number Of Shares Issued | shares			103,321
Nominal value per share. | € / shares			€ 0
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026
Bearer Shares | 2021I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						1,841,827
Description of maximum term of options granted for share-based payment arrangement						May 13, 2026
Authorized capital						€ 1,841,827,000
Bearer Shares | 2021II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						204,647
Nominal value per share. | € / shares						€ 0
Authorized capital						€ 204,647,000
Bearer Shares | 2022/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital										€ 917,501
Number Of Shares Issued | shares										917,501
Bearer Shares | 2022/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital										€ 115,000
Number Of Shares Issued | shares										115,000
Bearer Shares | 2022/I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						2,154,680
Nominal value per share. | € / shares						€ 0
Description of maximum term of options granted for share-based payment arrangement						July 13, 2027
Authorized capital						€ 2,154,680,000
Outstanding amount						€ 1,589,456,000
Bearer Shares | 2022/II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						262.147
Nominal value per share. | € / shares						€ 0
Description of maximum term of options granted for share-based payment arrangement						July 13, 2028
Authorized capital						€ 262,147,000
Bearer Shares | 2023/1 Conditional Capital
Disclosure of classes of share capital [line items]
Share capital										€ 197,317
Number Of Shares Issued | shares										197,317
Nominal value per share. | € / shares										€ 0
Bearer Shares | 2023/I Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						2,493,446
Nominal value per share. | € / shares						€ 0
Description of maximum term of options granted for share-based payment arrangement						August 6, 2028
Authorized capital						€ 2,493,446,000
Bearer Shares | 2023/II Authorized Capital
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares						172.716
Nominal value per share. | € / shares						€ 0
Description of maximum term of options granted for share-based payment arrangement						August 6, 2028
Authorized capital						€ 172,716,000
Bond Holders | 2020/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital			€ 457,501
Bond Holders | 2020/II Conditional Capital
Disclosure of classes of share capital [line items]
Share capital						1,277,893
Bond Holders | 2021/I Conditional Capital
Disclosure of classes of share capital [line items]
Description of maximum term of options granted for share-based payment arrangement			May 13, 2026
Bond Holders | 2022/I Conditional Capital
Disclosure of classes of share capital [line items]
Share capital						€ 917,501
Description of maximum term of options granted for share-based payment arrangement						July 13, 2027